CONTRACT LIABILITIES (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
Current
Contract liabilities - current portion	Rp 7,970	$ 478	Rp 7,738	Rp 6,848
Non-current
Contract liabilities - non-current portion	2,851	$ 171	2,484	2,591
Contract liabilities.	10,821		10,222	Rp 9,439
B2C
Current
Contract liabilities - current portion	3,396		3,529
Non-current
Contract liabilities - non-current portion	558		602
B2B ICT
Current
Contract liabilities - current portion	2,774		2,208
Non-current
Contract liabilities - non-current portion	581		244
International
Current
Contract liabilities - current portion	814		679
Non-current
Contract liabilities - non-current portion	1,059		948
B2B Infra
Current
Contract liabilities - current portion	492		699
Others
Current
Contract liabilities - current portion	494		623
Non-current
Contract liabilities - non-current portion	Rp 653		Rp 690